Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Weighted Average Assumptions in Stock Options
		Year of Grant
Stock options	Based on	2024	2023
Weighted average grant date fair value per option	Black-Scholes-Merton option-pricing model as of the date of the grant	14.22	25.67
Weighted average assumptions:
Exercise price per option	Quoted market closing price of common shares on the last trading day immediately preceding the date of the grant	53.45	78.95
Expected annual dividend yield (%)	Annualized dividend rate as of the date of the grant	4.06	2.49
Expected volatility (%)	Historical volatility of Nutrien's shares over a period commensurate with the expected life of the grant	33	33
Risk-free interest rate (%)	Zero-coupon government issues implied yield available on equivalent remaining term at the time of the grant	4.23	3.84
Average expected life of options (years)	Historical experience	8.5	8.5

Compensation Expense for all Employee and Director Share-based Compensation Plans
			Compensation (Recovery) Expense
	Units Granted	Units Outstanding
	in 2024	as at December 31, 2024	2024	2023
Stock options	626,186	2,967,797	7	8
PSUs	656,161	1,636,585	3	(39)
RSUs	896,660	1,935,771	30	23
DSUs	47,945	456,574	(2)	(4)
SARs	‐	110,616	(1)	(2)
			37	(14)